SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ 535	$ (270)	$ (467)
Accounts payable and accrued liabilities	(51)	175	(259)
Other assets and liabilities	(79)	(8)	99
Increase (decrease) in working capital	$ (405)	$ 103	$ 627